Fees Summary	Dec. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,476,000
Previously Paid Amount	0.00
Total Fee Amount	225.98
Total Offset Amount	0.00
Net Fee	225.98
Narrative - Max Aggregate Offering Price	$ 1,476,000
Final Prospectus	true